PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Property and equipment	$ 480,240	$ 518,133
Less: Accumulated Depreciation	(114,161)	0
Property and equipment, gross	480,240	518,133	$ 57,223
Football Equipments [Member]
Property and equipment		507,133
Property and equipment, gross	$ 583,401	507,133
Office Equipment [Member]
Property and equipment		11,000
Estimated useful life	1 year
Property and equipment, gross	$ 11,000	$ 11,000
Minimum [Member] | Football Equipments [Member]
Estimated useful life	1 year
Maximum [Member] | Football Equipments [Member]
Estimated useful life	5 years